Document and Entity Information	Nov. 19, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001837393
Document Type	8-K
Document Period End Date	Nov. 19, 2021
Entity Registrant Name	INDEPENDENCE HOLDINGS CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-40178
Entity Tax Identification Number	98-1572684
Entity Address, Address Line One	277 Park Avenue
Entity Address, Address Line Two	29th Floor
Entity Address, Address Line Three	Suite B
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10172
City Area Code	(212)
Local Phone Number	704-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Fifth Of One Redeemable Warrant 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-fifth of one Redeemable Warrant
Trading Symbol	ACQRU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Par Value 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	ACQR
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share For 11.50 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	ACQRW
Security Exchange Name	NASDAQ